Convertible Loans - Schedule of Weighted-average Assumptions Valuation Method (Details)	Dec. 31, 2020 USD ($) $ / shares	Oct. 23, 2020 USD ($) $ / shares	Sep. 21, 2020 USD ($) $ / shares
Dividend Yields [Member] | Valuation Technique, Black-Scholes Option Pricing Model [Member]
Fair value measurement of derivative instrument percentage	0	0	0
Dividend Yields [Member] | Valuation Technique, Binomial Option Pricing Model [Member]
Fair value measurement of derivative instrument percentage	0	0	0
Risk Free Interest Rate [Member] | Valuation Technique, Black-Scholes Option Pricing Model [Member]
Fair value measurement of derivative instrument percentage	0.09	0.11	0.19
Risk Free Interest Rate [Member] | Valuation Technique, Black-Scholes Option Pricing Model [Member] | Minimum [Member]
Fair value measurement of derivative instrument percentage	0.10	0.12	0.12
Risk Free Interest Rate [Member] | Valuation Technique, Black-Scholes Option Pricing Model [Member] | Maximum [Member]
Fair value measurement of derivative instrument percentage	0.14	0.2	0.16
Expected Life [Member] | Valuation Technique, Black-Scholes Option Pricing Model [Member]
Fair value measurement of derivative instrument term	50 months 1 day	82 months 6 days	93 months
Volatility [Member] | Valuation Technique, Black-Scholes Option Pricing Model [Member]
Fair value measurement of derivative instrument percentage	48.06	51.96	51.96
Volatility [Member] | Valuation Technique, Binomial Option Pricing Model [Member]
Fair value measurement of derivative instrument percentage	48.06	51.96	51.96
Share Price [Member] | Valuation Technique, Black-Scholes Option Pricing Model [Member]
Fair value of derivative instrument price	$ 8.61	$ 5.88	$ 6.72
Share Price [Member] | Valuation Technique, Binomial Option Pricing Model [Member]
Fair value of derivative instrument price	8.61	5.88	6.72
Exercise Price [Member] | Valuation Technique, Black-Scholes Option Pricing Model [Member]
Fair value of derivative instrument price	$ 7.63	$ 7.63	$ 7.63
Fair Value [Member] | Valuation Technique, Black-Scholes Option Pricing Model [Member]
Fair value of derivative instrument | $	$ 47,499	$ 6,457	$ 15,208
Fair Value [Member] | Valuation Technique, Binomial Option Pricing Model [Member]
Fair value of derivative instrument | $	$ 77,381	$ 15,167	$ 26,824